Taxation - Schedule of Beginning and Ending of Gross Unrecognized Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in unrecognized tax benefits
Beginning unrecognized tax benefits	$ 8,035	$ 16,769	$ 16,744
Decreases related to prior year tax positions	(3,078)	(1,302)	(66)
Increases related to current year tax provisions	0	464	562
Decreases related to settlement with tax authorities	0	(7,896)	(471)
Closing unrecognized tax benefits	$ 4,957	$ 8,035	$ 16,769